Note 12 - Warrant Liabilities (Details) - Outstanding Warrants To Acquire Shares Of The Common Stock				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant 1 [Member]	Dec. 31, 2012 Warrant 2 [Member]	Dec. 31, 2012 Warrant 3 [Member]	Dec. 31, 2012 Warrant 4 [Member]
Class of Warrant or Right [Line Items]
Number of Shares		63,529,557	44,707,976	208,334	29,571,223	15,000,000	18,750,000
Exercise Price (in Dollars per Item)	0.49			0.480	0.490	0.220	0.384
Expiration Date				Jul. 15, 2015	Jul. 15, 2015	Jun. 01, 2017	Jul. 02, 2017